Income Taxes - Components of Pretax Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 71,794	$ 112,483	$ 59,056
Foreign	59,432	(55,108)	38,877
Income from continuing operations before income taxes	$ 131,226	$ 57,375	$ 97,933